Other Income, Net - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Line Items]
Government grant	$ 231,918	$ 1,061,274	$ 194,001
Sampling reimbursement		21,624
Exchange gains	141,296	5,834	31,749
Bank charges	16,458	(1,324)	(11,397)
Donation	(11,118)	(4,237)
Miscellaneous income	30,754	5,099	10,762
Miscellaneous expenses	(41,604)	(215,751)	(5,585)
Total other income, net	$ 367,704	$ 872,519	$ 219,530